Pledged assets and collateral (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Assets Pledged as Collateral

The following amounts, by balance sheet classifications, have been pledged as collateral for borrowings and for other purposes at March 31, 2012 and 2013:

	2012	2013
	(in billions of yen)
Interest-bearing deposits in other banks	47	28
Trading account assets	12,124	13,752
Available-for-sale securities	17,912	15,939
Loans	9,107	8,860
Other assets	1,009	900

Total	40,199	39,479

Schedule of Secured Borrowings

The associated liabilities collateralized by the above assets at March 31, 2012 and 2013 are summarized below:

	2012	2013
	(in billions of yen)
Deposits	450	259
Call money and funds purchased	1,596	1,580
Payables under repurchase agreements	5,393	7,726
Payables under securities lending transactions	7,635	11,092
Other short-term borrowings	9,825	5,626
Long-term debt	3,129	321

Total	28,028	26,604